Members' Capital (Details) - USD ($)		9 Months Ended	12 Months Ended
		Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Reserve Quantities [Line Items]
Balance - October 31, 2018				$ (1,427,646)	$ (247,605)	$ (302,297)
Issued to service providers, shares		529,335	534,294	3,209,386
Balance - October 31, 2019					$ (1,427,646)	$ (247,605)
G R Unlimited [Member]
Reserve Quantities [Line Items]
Beginning balance, shares	[1]			60,746,202	40,706,873	22,432,446
Balance - October 31, 2018				$ 9,860,416	$ 4,701,773	$ 100
Issued pursuant to conversion of promissory notes, shares	[1]				5,465,877	9,159,871
Issued pursuant to conversion of promissory notes					$ 1,451,400	$ 2,152,134
Issued for cash proceeds, shares	[1]					4,932,236
Issued for cash proceeds						$ 1,525,345
Issued to service providers, shares	[1]					4,182,320
Issued to service providers						$ 1,049,595
Issuance costs						$ (25,401)
Issued in connection with Technology License Agreement, shares	[1]				6,600,000
Issued in connection with Technology License Agreement					1,574,761
Issued upon exercise of unit purchase Options, shares	[1]				4,202,429
Issued upon exercise of unit purchase Options					$ 1,218,784
Issued pursuant to Subscription Receipts, shares	[1]				3,771,023
Issued pursuant to Subscription Receipts					$ 913,698
Ending balance, shares	[1]				60,746,202	40,706,873
Balance - October 31, 2019					$ 9,860,416	$ 4,701,773

[1]	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.